Information Concerning the Group's Consolidated Operations - Summary of Key Performance Indicators by Reportable Segments (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of operating segments [line items]
External revenues	$ 2,900	$ 1,152	$ 52,993	$ 2,188
External other income	(1,716)	(1,780)	(3,494)	(4,172)
External revenues and other income	4,616	2,932	56,487	6,360
Cost of revenue	(5,827)	(815)	(10,428)	(1,403)
Research and development expenses	(22,862)	(25,421)	(43,587)	(39,987)
Selling, general and administrative expenses	(9,070)	(11,818)	(21,213)	(23,309)
Other operating income and expenses	111	(3)	86	29
Total operating expenses	(37,647)	(38,058)	(75,142)	(64,670)
Operating income (loss) before tax	(33,031)	(35,126)	(18,655)	(58,310)
Financial gain (loss)	(2,821)	(1,512)	(635)	3,849
Net income (loss)	(35,852)	(36,637)	(19,290)	(54,461)
Non controlling interests	(3,589)	(3,190)	(7,069)	(5,670)
Net income (loss) attributable to shareholders of Cellectis	(32,263)	(33,447)	(12,221)	(48,791)
Adjustment of share-based compensation attributable to shareholders of Cellectis	3,441	5,910	8,296	10,109
Adjusted net income (loss) attributable to shareholders of Cellectis	(28,823)	(27,537)	(3,924)	(38,682)
Depreciation and amortization	(2,147)	(1,687)	(4,192)	(3,215)
Additions to tangible and intangible assets	16,210	2,938	30,187	4,917
Research and Development [member]
Disclosure of operating segments [line items]
Adjustment of share-based compensation attributable to shareholders of Cellectis	1,728	2,945	4,750	3,886
Selling, General and Administration [member]
Disclosure of operating segments [line items]
Adjustment of share-based compensation attributable to shareholders of Cellectis	1,712	2,966	3,546	6,223
Plants [member]
Disclosure of operating segments [line items]
External revenues and other income	2,293	469	4,670	691
Cost of revenue	(5,339)	(302)	(9,219)	(337)
Research and development expenses	(2,754)	(3,269)	(5,388)	(5,300)
Selling, general and administrative expenses	(5,311)	(6,480)	(11,774)	(12,542)
Other operating income and expenses	(24)	16	(44)	20
Total operating expenses	(13,429)	(10,035)	(26,426)	(18,158)
Operating income (loss) before tax	(11,136)	(9,566)	(21,756)	(17,468)
Financial gain (loss)	185	133	(148)	347
Net income (loss)	(10,951)	(9,432)	(21,904)	(17,121)
Non controlling interests	3,589	3,190	7,069	5,670
Net income (loss) attributable to shareholders of Cellectis	(7,362)	(6,242)	(14,835)	(11,451)
Adjustment of share-based compensation attributable to shareholders of Cellectis	1,112	1,667	2,452	3,808
Adjusted net income (loss) attributable to shareholders of Cellectis	(6,250)	(4,575)	(12,383)	(7,643)
Depreciation and amortization	(490)	(386)	(980)	(758)
Additions to tangible and intangible assets	207	822	355	1,461
Plants [member] | Research and Development [member]
Disclosure of operating segments [line items]
Adjustment of share-based compensation attributable to shareholders of Cellectis	(21)	10	573	592
Plants [member] | Selling, General and Administration [member]
Disclosure of operating segments [line items]
Adjustment of share-based compensation attributable to shareholders of Cellectis	1,132	1,657	1,879	3,215
Therapeutics [member]
Disclosure of operating segments [line items]
External revenues and other income	2,323	2,462	51,817	5,669
Cost of revenue	(487)	(513)	(1,207)	(1,066)
Research and development expenses	(20,107)	(22,151)	(38,199)	(34,688)
Selling, general and administrative expenses	(3,759)	(5,338)	(9,439)	(10,767)
Other operating income and expenses	135	(20)	131	9
Total operating expenses	(24,218)	(28,022)	(48,715)	(46,511)
Operating income (loss) before tax	(21,895)	(25,560)	3,102	(40,842)
Financial gain (loss)	(3,006)	(1,645)	(487)	3,502
Net income (loss)	(24,901)	(27,205)	2,615	(37,340)
Non controlling interests	0	0	0	0
Net income (loss) attributable to shareholders of Cellectis	(24,901)	(27,205)	2,615	(37,340)
Adjustment of share-based compensation attributable to shareholders of Cellectis	2,329	4,243	5,844	6,302
Adjusted net income (loss) attributable to shareholders of Cellectis	(22,572)	(22,962)	8,459	(31,039)
Depreciation and amortization	(1,657)	(1,300)	(3,212)	(2,457)
Additions to tangible and intangible assets	16,003	2,116	29,832	3,456
Therapeutics [member] | Research and Development [member]
Disclosure of operating segments [line items]
Adjustment of share-based compensation attributable to shareholders of Cellectis	1,749	2,934	4,177	3,294
Therapeutics [member] | Selling, General and Administration [member]
Disclosure of operating segments [line items]
Adjustment of share-based compensation attributable to shareholders of Cellectis	580	1,309	1,667	3,008
Operating Segments [member]
Disclosure of operating segments [line items]
External revenues	2,900	1,152	52,993	2,188
Operating Segments [member] | Plants [member]
Disclosure of operating segments [line items]
External revenues	2,293	407	4,670	566
Operating Segments [member] | Therapeutics [member]
Disclosure of operating segments [line items]
External revenues	607	745	48,323	1,623
Inter-segment Revenues [member]
Disclosure of operating segments [line items]
External other income	1,716	1,780	3,494	4,172
Inter-segment Revenues [member] | Plants [member]
Disclosure of operating segments [line items]
External other income	0	62	0	125
Inter-segment Revenues [member] | Therapeutics [member]
Disclosure of operating segments [line items]
External other income	$ 1,716	$ 1,717	$ 3,494	$ 4,047